11. STOCK SETTLEMENT IN PROCESS (Details Narrative) (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 28, 2010
Annual Report
Common stock issued towards settlement of loan			3,500,000
Reduction in stock settlement payable through levy		$ 38,788
Stock settlement payable	$ 124,578	$ 124,578		$ 163,366
Loan description	During 2006 the Company negotiated a loan from an individual in the amount of $100,000. Under the terms of the loan it was to be repaid in full within one year together with interest at the rate of 15% per annum.